LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease obligations
(in thousands)
Lease Liability
December 31, 2020	$38,834
Additions	-
Lease principal payments	(31)
March 31, 2021	$38,803

Lease obligation, current portion	$2,915
Lease obligation, long-term portion	$35,888

(in thousands)
Lease Liability
December 31, 2019	$33,805
Additions	120
Lease reassessment	7,310
Lease principal payments	(2,401)
December 31, 2020	$38,834

Lease obligation, current portion	$2,301
Lease obligation, long-term portion	$36,533

Lease expense
(in thousands)	2021
Amortization of leased assets(1)	$3,250
Interest on lease liabilities(2)	1,866
Total	$5,116

Year Ended December 31,
(in thousands)	2020
Amortization of leased assets(1)	$3,250
Interest on lease liabilities(2)	1,866
Total	$5,116

Future lease payments
(in thousands)	March 31, 2021
Balance of 2021	$1,768
2022 -2023	5,138
2024 -2025	3,843
2026 - and beyond	28,054
Total	$38,803

(in thousands)	December 31, 2020
1 - 3 years	$14,138
4 - 5 Years	7,361
Greater than 5 years	17,335
Total	$38,834